1. ORGANIZATION	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
1. ORGANIZATION

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 500,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company has invented a way to shine light at a material (solid surface, liquid, or gas) and measure the amount of light that is reflected back. The pattern of this reflected light is compared to other patterns the Company has captured and this allows the Company to identify, detect, or diagnose materials that cannot be identified by the human eye. The Company refers to this pattern of reflected light as a ChromaID™. The Company designs ChromaID Scanner devices made with electronic, optical, and software parts to produce and capture the light.

The Company’s first product, the ChromaID F12 Lab Kit, scans and identifies solid surfaces. The Company is marketing this product to customers who are considering licensing the technology. Target markets include, but are not limited to, commercial paint manufacturers, pharmaceutical equipment manufacturers, process control companies, currency paper and ink manufacturers, security card, reader, and scanner manufacturers, food processing, and electronic gaming.

Through our wholly owned subsidiary, TransTech Systems, Inc., based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.

On June 10, 2013, the Company entered into a Purchase Agreement, Warrants, Registration Rights Agreement and Voting Agreement with Special Situations and forty other accredited investors pursuant to which we issued 52,300,000 shares of common stock at $0.10 per share for a total of $5,230,000, which amount includes the conversion of $500,000 in outstanding debt of the Company owed to one of its officers.  As part of the transaction which closed on June 14, 2013, the Company issued to the investors (i) five year Series A Warrants to purchase a total of 52,300,000 shares of common stock at $0.15 per share; and (ii) five year Series B Warrants to purchase a total of 52,300,000 shares of common stock at $0.20 per share. The transaction was entered into to strengthen our balance sheet, complete the purchase of our TransTech subsidiary, and provide working capital to support the rapid movement of our ChromaID technology into the marketplace.

The Company has a Joint Development Agreement through December 31, 2013 with Sumitomo Precision Products Co., Ltd., which focuses on the commercialization of the ChromaID™ technology as well as a License Agreement providing Sumitomo with an exclusive license of the ChromaID™ technology in identified Asian territories. Sumitomo is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.

To date, the Company been issued five patents by the United States Office of Patents and Trademarks.  See page F-8 for more detailed information regarding the Company's patents and business.

1.	ORGANIZATION

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company developed a unique patented Visualant Spectral Pattern Matching™ technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

The Company entered into a one year Joint Development Agreement on May 31, 2012 with Sumitomo Precision Products Co., Ltd. ("Sumitomo"), which focuses on the commercialization of the Spectral Pattern Matching technology and a License Agreement providing Sumitomo with an exclusive license of the Spectral Pattern Matching technology in identified Asian territories.

Sumitomo is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.

Through the Company’s wholly owned subsidiary, TransTech based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.